Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 01, 2012
Pax World Global Green Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Green Fund (the “Global Green Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Green Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Global Green Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Green Fund’s performance. During the Global Green Fund’s most recent fiscal year, the Global Green Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Green Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Global Green Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Global Green Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Green Fund will normally have investments in a minimum of three countries other than the United States.

The Global Green Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies. The Global Green Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Green Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Green Fund may utilize derivatives for hedging and for investment purposes.

The Global Green Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles.

		The Global Green Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof oran individual industry may adversely affect security prices, thereby reducingthe value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and Medium-Sized Capitalization Companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Global Green Fund.

		The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Global Green Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Green Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year.

		As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Global Green Fund by showing how the Global Green Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class Annual Return(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the period shown in the bar chart: Best quarter: 2nd quarter 2009, 29.43% Worst quarter: 3rd quarter 2011, -21.05%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund. The performance table is intended to provide some indication of the risks of investment in the Global Green Fund by showing how the Global Green Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

		As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World Global Green Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	143
3 year	rr_ExpenseExampleYear03	443
5 year	rr_ExpenseExampleYear05	899
10 year	rr_ExpenseExampleYear10	2,165
2009	rr_AnnualReturn2009	37.52%
2010	rr_AnnualReturn2010	11.20%
2011	rr_AnnualReturn2011	(10.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.05%)
1 year	rr_AverageAnnualReturnYear01	(10.39%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.40%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2008
Pax World Global Green Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 year	rr_ExpenseExampleYear03	365
5 year	rr_ExpenseExampleYear05	768
10 year	rr_ExpenseExampleYear10	1,895
1 year	rr_AverageAnnualReturnYear01	(10.07%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.13%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2008
Pax World Global Green Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.65%
1 year	rr_ExpenseExampleYear01	168
3 year	rr_ExpenseExampleYear03	520
5 year	rr_ExpenseExampleYear05	1,029
10 year	rr_ExpenseExampleYear10	2,427
1 year	rr_AverageAnnualReturnYear01	(10.63%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.66%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2008
Return After Taxes | Pax World Global Green Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(10.72%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.59%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares | Pax World Global Green Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.32%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.91%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2008
MSCI World (Net) Index | Pax World Global Green Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.54%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.03%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2008
FTSE Environmental Opportunities Index Series | Pax World Global Green Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(13.55%)	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2008

[1]	The Global Green Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Global Green Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[2]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[3]	Unlike the Global Green Fund, the MSCI World (Net) Index and the FTSE Environmental Opportunities Index Series are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.
[4]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World (Net) Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[5]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Green Fund.